Unaudited Condensed Consolidated Statement Of Comprehensive Income - USD ($) $ in Millions	6 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Net remeasurement of post-employment benefit plans
Group	$ (96)	$ (184)
Associates and joint ventures	0	4
Tax on post-employment benefit plans	17	52
Other comprehensive income that will not be recycled subsequently to the income statement, net of tax, Total	(79)	(128)
Exchange differences on translation of foreign operations
Group	(210)	(694)
Associates and joint ventures	(30)	(85)
Non-controlling interests	(24)	(15)
Net investment hedges	32	232
Exchange loss and hyperinflation adjustment recycled to the income statement
On disposal of foreign operations	86	175
Tax on exchange differences – group	(3)	17
Effective portion of changes in fair value of cash flow hedges
Hedging of foreign currency debt of the group	(40)	(16)
Transaction exposure hedging of the group	26	(86)
Hedges by associates and joint ventures	(3)	(11)
Commodity price risk hedging of the group	(17)	1
Recycled to income statement – hedging of foreign currency debt of the group	8	83
Recycled to income statement – transaction exposure hedging of the group	(33)	(18)
Recycled to income statement – commodity price risk hedging of the group	16	11
Cost of hedging	7	20
Recycled to income statement – cost of hedging	(5)	(11)
Tax on effective portion of changes in fair value of cash flow hedges	8	9
Hyperinflation adjustments	150	181
Tax on hyperinflation adjustments	(39)	(49)
Other comprehensive income that may be recycled subsequently to the income statement, net of tax, Total	(71)	(256)
Other comprehensive loss net of tax, for the period	(150)	(384)
Profit for the period	2,110	2,075
Total comprehensive (loss)/income for the period	1,960	1,691
Attributable to:
Equity shareholders of the parent company	1,869	1,565
Non-controlling interests	91	126
Total comprehensive (loss)/income for the period	$ 1,960	$ 1,691